INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories
	As of December 31,
	2 0 2 1	2 0 2 0

Raw materials	22,953	17,511
Service inventory	19,838	16,860
Work in process	19,125	16,364
Finished goods	16,749	10,999
	78,665	61,734